Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Financial Liabilities [Line Items]
Prime brokerage payables	[1]		$ 30,413
Other accrued expenses		$ 2,192	2,507
Accrued interest expenses		1,544	1,552
Settlement and clearing accounts		1,486	1,432
Other		1,663	1,373
Total other financial liabilities measured at amortized cost		6,885	37,276	$ 37,729
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Prime brokerage payables	[1]		30,413
Other accrued expenses		1,911	2,160
Accrued interest expenses		1,501	1,572
Settlement and clearing accounts		1,477	1,416
Other		2,688	2,532
Total other financial liabilities measured at amortized cost		$ 7,576	$ 38,092	$ 38,361

[1]
Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 1c for more information.